Other operating expenses, net - Other operating income and other operating expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Gain on disposal of assets:		₩ 178,158	₩ 33,147	₩ 18,843
Miscellaneous other operating income
Gain on hedged items		422,074	1,122,823	501,676
Reversal of allowance for guarantees and acceptances		4,856	410	0
Gain on other trust accounts		2	142	44,238
Reversal of other allowance		1,790	388	8,886
Others		547,573	461,660	356,611
Miscellaneous other operating income		976,295	1,585,423	911,411
Other operating income		1,154,453	1,618,570	930,254
Other operating expense
Loans at amortized cost		(19,723)	(5,533)	(347)
Miscellaneous other operating expense
Loss on hedged items		(448,664)	(1,091,195)	(518,891)
Fund contribution		(470,227)	(440,715)	(397,884)
Provision for guarantees and acceptances		0	0	(3,457)
Provision for other debt allowances		(15,516)	(22,415)	(52,123)
Depreciation of operating lease assets		(445,006)	(351,208)	(257,033)
Others	[1]	(1,942,047)	(1,407,824)	(1,190,546)
Miscellaneous other operating expense		(3,321,460)	(3,313,357)	(2,419,934)
Other operating expense		(3,341,183)	(3,318,890)	(2,420,281)
Other operating expenses, net		₩ (2,186,730)	₩ (1,700,320)	₩ (1,490,027)

[1]	Includes W293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood.” for the year ended December 31, 2023.